Pension and Other Post-Retirement Benefits - Summary of Significant Assumptions, Change in Discount Rates has Greatest Potential Impact (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Benefit obligations, as reported	$ 1,797	$ 1,831
Expense in income before income taxes, as reported	$ (87)	75
Actuarial assumption of discount rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in Assumption, increase	1.00%
Change in Assumption, decrease	1.00%
Benefit obligations, 1.0 percentage point increase	$ (218)	(251)
Benefit obligations, 1.0 percentage point decrease	271	326
Expense in income before income taxes, 1.0 percentage point increase	(22)	(18)
Expense in income before income taxes, 1.0 percentage point decrease	$ 24	$ 20